Mortgage Banking Activities, Managed Servicing Portfolio Components (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,906	$ 1,854
Total managed servicing portfolio	2,400	2,340
Ratio of MSRs to related loans serviced for others	0.67%	0.76%
Commercial Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	408	398
Owned loans serviced	106	106
Subservicing	13	14
Total managed servicing portfolio	527	518
Residential Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	1,498	1,456
Owned loans serviced	368	358
Subservicing	7	8
Total managed servicing portfolio	$ 1,873	$ 1,822